Derivative Financial Instruments - Effect Of Derivative Instruments In The Consolidated Statements Of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain [Line Items]
Total gain (loss) on derivative contracts	$ 18,250	$ 16,500	$ (38,293)	$ 72,000	$ 48,492	$ (27,478)	$ (40,460)	$ 124,141	$ 96,559
Derivatives Not Designated As Hedging Instruments [Member] | Oil Commodity Contracts [Member]
Derivative Instruments, Gain [Line Items]
Total gain (loss) on derivative contracts	16,451		(31,517)		42,537	(23,371)	(36,572)	113,295	82,510
Derivatives Not Designated As Hedging Instruments [Member] | Natural Gas Commodity Contracts [Member]
Derivative Instruments, Gain [Line Items]
Total gain (loss) on derivative contracts	1,830		(6,584)		5,728	(3,770)	(2,410)	10,712	$ 14,049
Derivatives Not Designated As Hedging Instruments [Member] | Natural Gas Liquids Commodity Contract [Member]
Derivative Instruments, Gain [Line Items]
Total gain (loss) on derivative contracts	$ (31)		$ (192)		$ 227	$ (337)	$ (1,478)	$ 134